Subsequent events (Narrative) (Details) - Subsequent events [Member]	1 Months Ended
Feb. 23, 2023 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends payable amount per share	$ 0.055
Date on which dividends are payable	April 14, 2023